PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets
	Aerospace & Defense – 3.2%
289,363	AeroVironment, Inc.(a)	$28,979,705
1,445,039	Kratos Defense & Security Solutions, Inc.(a)	41,169,161
393,822	Mercury Systems, Inc.(a)	26,102,522

		96,251,388

	Air Freight & Logistics – 0.8%
362,353	HUB Group, Inc., Class A(a)	23,908,051

	Auto Components – 5.1%
302,494	Dorman Products, Inc.(a)	31,359,553
244,290	Fox Factory Holding Corp.(a)	38,026,181
364,247	Gentherm, Inc.(a)	25,879,749
384,594	Patrick Industries, Inc.	28,075,362
977,515	Stoneridge, Inc.(a)	28,836,693

		152,177,538

	Banks – 2.2%
502,421	Ameris Bancorp	25,437,575
1,054,647	Bancorp, Inc. (The)(a)	24,267,428
249,377	Lakeland Financial Corp.	15,371,598

		65,076,601

	Beverages – 0.8%
1,395,471	Primo Water Corp.	23,346,230

	Biotechnology – 8.9%
229,976	Blueprint Medicines Corp.(a)	20,228,689
907,481	Dicerna Pharmaceuticals, Inc.(a)	33,867,191
817,336	Halozyme Therapeutics, Inc.(a)	37,115,228
450,961	Insmed, Inc.(a)	12,834,350
266,530	Natera, Inc.(a)	30,259,151
314,045	Protagonist Therapeutics, Inc.(a)	14,094,340
328,402	PTC Therapeutics, Inc.(a)	13,881,552
577,424	Replimune Group, Inc.(a)	22,184,630
523,242	Rocket Pharmaceuticals, Inc.(a)	23,174,388
328,993	SpringWorks Therapeutics, Inc.(a)	27,112,313
772,501	Sutro Biopharma, Inc.(a)	14,360,794
432,623	Xencor, Inc.(a)	14,921,167

		264,033,793

	Building Products – 3.2%
130,180	AAON, Inc.	8,147,966
498,044	Advanced Drainage Systems, Inc.	58,056,989
390,864	UFP Industries, Inc.	29,056,830

		95,261,785

	Capital Markets – 3.8%
927,829	AssetMark Financial Holdings, Inc.(a)	23,251,395
545,127	Focus Financial Partners, Inc., Class A(a)	26,438,659

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
366,494	Hamilton Lane, Inc., Class A	$33,394,933
417,836	PJT Partners, Inc., Class A	29,825,134

		112,910,121

	Commercial Services & Supplies – 1.3%
588,663	Casella Waste Systems, Inc., Class A(a)	37,338,894

	Construction & Engineering – 1.2%
1,284,624	WillScot Mobile Mini Holdings Corp.(a)	35,802,471

	Diversified Consumer Services – 1.1%
657,158	frontdoor, Inc.(a)	32,739,612

	Electronic Equipment, Instruments & Components – 4.4%
252,585	Advanced Energy Industries, Inc.	28,468,855
356,675	Itron, Inc.(a)	35,660,367
759,132	nLight, Inc.(a)	27,541,309
299,536	Novanta, Inc.(a)	40,365,471

		132,036,002

	Energy Equipment & Services – 0.4%
362,591	Cactus, Inc., Class A	13,314,342

	Food Products – 2.9%
335,381	Freshpet, Inc.(a)	54,653,688
885,359	Simply Good Foods Co. (The)(a)	32,324,457

		86,978,145

	Health Care Equipment & Supplies – 9.2%
524,425	AtriCure, Inc.(a)	41,602,635
580,618	Axonics, Inc.(a)	36,816,987
213,650	CONMED Corp.	29,361,920
475,685	CryoPort, Inc.(a)	30,015,724
299,891	Inogen, Inc.(a)	19,543,896
479,471	Merit Medical Systems, Inc.(a)	31,002,595
469,415	NuVasive, Inc.(a)	31,816,949
677,269	SI-BONE, Inc.(a)	21,313,655
214,401	STAAR Surgical Co.(a)	32,696,153

		274,170,514

	Health Care Providers & Services – 4.1%
178,397	Ensign Group, Inc. (The)	15,461,668
517,801	HealthEquity, Inc.(a)	41,672,624
196,733	LHC Group, Inc.(a)	39,397,751
647,683	PetIQ, Inc.(a)	25,000,564

		121,532,607

	Health Care Technology – 2.3%
508,316	Evolent Health, Inc., Class A(a)	10,735,634
155,447	Inspire Medical Systems, Inc.(a)	30,041,687
460,898	Phreesia, Inc.(a)	28,253,048

		69,030,369

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 3.7%
444,809	Chuy’s Holdings, Inc.(a)	$16,573,583
264,165	Papa John’s International, Inc.	27,589,392
320,949	Texas Roadhouse, Inc.	30,875,294
228,201	Wingstop, Inc.	35,971,324

		111,009,593

	Household Durables – 0.3%
62,343	Installed Building Products, Inc.	7,628,289

	Internet & Direct Marketing Retail – 1.3%
391,574	Shutterstock, Inc.	38,440,820

	IT Services – 3.9%
707,199	EVERTEC, Inc.	30,869,236
136,636	Globant S.A.(a)	29,947,878
192,593	Perficient, Inc.(a)	15,488,329
510,465	WNS Holdings Ltd., ADR(a)	40,770,840

		117,076,283

	Leisure Products – 0.9%
367,086	Malibu Boats, Inc., Class A(a)	26,918,416

	Life Sciences Tools & Services – 2.5%
604,277	NeoGenomics, Inc.(a)	27,295,192
283,802	PRA Health Sciences, Inc.(a)	46,886,928

		74,182,120

	Machinery – 4.3%
348,394	Albany International Corp., Class A	31,097,649
440,431	Kornit Digital Ltd.(a)	54,758,786
138,766	RBC Bearings, Inc.(a)	27,672,716
374,420	Shyft Group, Inc. (The)	14,007,052

		127,536,203

	Media – 1.1%
435,700	TechTarget, Inc.(a)	33,762,393

	Pharmaceuticals – 2.3%
1,088,954	Aerie Pharmaceuticals, Inc.(a)	17,434,154
495,796	Pacira BioSciences, Inc.(a)	30,084,901
723,524	Supernus Pharmaceuticals, Inc.(a)	22,277,304

		69,796,359

	Professional Services – 2.3%
254,188	Huron Consulting Group, Inc.(a)	12,493,340
949,478	KBR, Inc.	36,222,586
211,403	ManTech International Corp., Class A	18,294,815

		67,010,741

	Semiconductors & Semiconductor Equipment – 5.8%
684,367	MACOM Technology Solutions Holdings, Inc.(a)	43,854,237
756,057	MaxLinear, Inc.(a)	32,124,862

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
1,470,118	Rambus, Inc.(a)	$34,856,498
236,956	Silicon Laboratories, Inc.(a)	36,313,507
421,503	Silicon Motion Technology Corp., ADR	27,018,342

		174,167,446

	Software – 5.9%
222,404	Blackline, Inc.(a)	24,746,893
406,243	Envestnet, Inc.(a)	30,817,594
341,533	Q2 Holdings, Inc.(a)	35,034,455
482,546	Rapid7, Inc.(a)	45,663,328
689,690	Varonis Systems, Inc.(a)	39,739,938

		176,002,208

	Specialty Retail – 2.3%
369,925	Boot Barn Holdings, Inc.(a)	31,092,196
715,480	National Vision Holdings, Inc.(a)	36,582,493

		67,674,689

	Technology Hardware, Storage & Peripherals – 0.6%
933,744	Pure Storage, Inc., Class A(a)	18,236,020

	Textiles, Apparel & Luxury Goods – 1.6%
283,566	Columbia Sportswear Co.	27,891,552
209,510	Oxford Industries, Inc.	20,707,968

		48,599,520

	Trading Companies & Distributors – 2.7%
378,561	McGrath RentCorp	30,879,221
299,063	SiteOne Landscape Supply, Inc.(a)	50,619,403

		81,498,624

	Total Common Stocks (Identified Cost $1,973,590,790)	2,875,448,187

Principal Amount
Short-Term Investments – 3.7%
$109,811,371	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $109,811,371 on 7/01/2021 collateralized by $98,506,000 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $112,007,641 including accrued interest(b) (Identified Cost $109,811,371)	109,811,371

	Total Investments – 100.1% (Identified Cost $2,083,402,161)	2,985,259,558
	Other assets less liabilities – (0.1)%	(2,641,958)

	Net Assets – 100.0%	$2,982,617,600

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 —  prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 —  prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,875,448,187	$—	$—	$2,875,448,187
Short-Term Investments	—	109,811,371	—	109,811,371

Total	$2,875,448,187	$109,811,371	$—	$2,985,259,558

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2021 (Unaudited)

Health Care Equipment & Supplies	9.2%
Biotechnology	8.9
Software	5.9
Semiconductors & Semiconductor Equipment	5.8
Auto Components	5.1
Electronic Equipment, Instruments & Components	4.4
Machinery	4.3
Health Care Providers & Services	4.1
IT Services	3.9
Capital Markets	3.8
Hotels, Restaurants & Leisure	3.7
Aerospace & Defense	3.2
Building Products	3.2
Food Products	2.9
Trading Companies & Distributors	2.7
Life Sciences Tools & Services	2.5
Pharmaceuticals	2.3
Health Care Technology	2.3
Specialty Retail	2.3
Professional Services	2.3
Banks	2.2
Other Investments, less than 2% each	11.4
Short-Term Investments	3.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%